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SEC MAIL PROCESSING RECEIVED JUL 05 2005 WASH, D.C. 192 SECTION

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91-534

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
American Stock Exchange LLC.

2. Type of Issuer New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Open-end management investment company.

3. Class of New Derivative Securities Product:
Index Fund Shares listed under Amex Rules 1000A *et seq.*

PROCESSED
AUG 01 2005
THOMSON FINANCIAL

4. Name of Underlying Instrument:

Fund	Underlying
PowerShares Dynamic Biotechnology & Genome Portfolio	Dynamic Biotech & Genome Intellidex Index
PowerShares Dynamic Food & Beverage Portfolio	Dynamic Food & Beverage Intellidex Index
PowerShares Dynamic Leisure and Entertainment Portfolio	Dynamic Leisure & Entertainment Intellidex Index
PowerShares Dynamic Media Portfolio	Dynamic Media Intellidex Index
PowerShares Dynamic Networking Portfolio	Dynamic Networking Intellidex Index
PowerShares Dynamic Pharmaceuticals Portfolio	Dynamic Pharmaceutical Intellidex Index
PowerShares Dynamic Semiconductors Portfolio	Dynamic Semiconductor Intellidex Index
PowerShares Dynamic Software Portfolio	Dynamic Software Intellidex Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow Based:
All index referred to in Item 4 above are broad-based.

6. Ticker Symbol(s) of New Derivative Securities Product:

PowerShares Dynamic Food & Beverage Portfolio	PBJ
PowerShares Dynamic Leisure and Entertainment Portfolio	PEJ
PowerShares Dynamic Media Portfolio	PBS
PowerShares Dynamic Networking Portfolio	PXQ
PowerShares Dynamic Pharmaceuticals Portfolio	PJP
PowerShares Dynamic Semiconductors Portfolio	PSI
PowerShares Dynamic Software Portfolio	PSJ

PROCESSED
AUG 01 2005
THOMSON FINANCIAL

7. Market of Markets Upon Which Securities Comprising Underlying Instrument Trades:
New York Stock Exchange, The Nasdaq Stock Market.

8. Settlement Methodology of New Derivative Securities Product:
Regular-way trades in PowerShares on the American Stock Exchange are settled through the National Securities Clearing Corporation ("NSCC") on T+3. Procedures for creation and redemption of Creation Unit size aggregations of such shares including creations and redemptions through the Continuous Net Settlement System of NSCC, are described in the series prospectus for the Funds.

9. Position Limits of New Derivative Securities Product (if applicable):
Not applicable

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:	**Michael T. Bickford**
Title:	**Senior Vice President**
Telephone Number:	**212.306.2500**
Manual Signature of Official Responsible for Form:	(signature)
Date:	**July 1, 2005**

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JULY 05, 2005

AMERICAN STOCK EXCHANGE®
Equities Options ETFs
Marija Willen
Associate General Counsel
T 212.306.1109
F 212.306.2139
E marija.willen@amex.com

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
JUL 05 2005
DIVISION OF MARKET REGULATION

American Stock Exchange
86 Trinity Place
New York, NY 10006
T 212 306 1000

SEC MAIL PROCESSING
RECEIVED
JUL 05 2005
WASH, D.C. 192 SECTION

July 1, 2005

By Facsimile and Overnight Courier
Division of Market Regulation
Securities and Exchange Commission
100 F. Street, NE
Washington, D.C. 20549

Re: Form 19b-4(e)

Dear Sir or Madam:

The American Stock Exchange LLC hereby files Form 19b-4(e), with respect to PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Leisure and Entertainment Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Semiconductors Portfolio, PowerShares Dynamic Software Portfolio, which are exchange traded index funds in the PowerShares Exchange-Traded Fund Trust. These securities are Index Fund Shares listed pursuant to Amex Rules 1000A et seq. and the criteria set forth in Rule 1000A, Commentary .02.

Sincerely,

Attachment

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	July 05, 2005